Schedule of Non-cash Stock Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 22,742	$ 14,220	$ 11,521
Direct costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	12,531	7,835	6,007
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	10,211	6,385	4,894
Restructuring and other non-recurring items
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			$ 620